Initial Public Offering (Details) - CF ACQUISITION CORP VIII [Member] - $ / shares		9 Months Ended	12 Months Ended
	Mar. 16, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Issued and outstanding shares percentage	20.00%
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units		25,000,000	25,000,000
Price per share (in Dollars per share)		$ 10	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units		3,000,000	3,000,000
Class A Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Warrants exercise price (in Dollars per share)		$ 11.5	$ 11.5
Class B Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Sponsor forfeited shares	75,000